MASSMUTUAL FUNDS
MassMutual Small Company Value Fund
Supplement dated March 24, 2025 to the
Prospectus dated February 1, 2025 and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual Small Company Value Fund (the “Fund”) will be dissolved. Effective on or about September 12, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after July 1, 2025, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of June 30, 2025 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
Effective on and after July 1, 2025, any contingent deferred sales charges on the redemption of Fund shares will be waived.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SELMPRO-25-06
SCV-25-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price International Equity Fund
Supplement dated March 24, 2025 to the
Prospectus dated February 1, 2025 and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual Select T. Rowe Price International Equity Fund (the “Fund”) will be dissolved. Effective on or about September 12, 2025 (the “Termination Date”), shareholders of the Class I shares of the Fund will receive proceeds in proportion to the number of Class I shares held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after July 1, 2025, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of June 30, 2025 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SELMPRO-25-07
TRIE-25-02

MASSMUTUAL FUNDS
MassMutual 20/80 Allocation Fund
Supplement dated March 24, 2025 to the
Prospectus dated February 1, 2025 and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual 20/80 Allocation Fund (the “Fund”) will be dissolved. Effective on or about September 12, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after July 1, 2025, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of June 30, 2025 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
Effective on and after July 1, 2025, any contingent deferred sales charges on the redemption of Fund shares will be waived.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TGTALLPRO-25-02
20/80ALLOC-25-02

MASSMUTUAL FUNDS
MassMutual 40/60 Allocation Fund
Supplement dated March 24, 2025 to the
Prospectus dated February 1, 2025 and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual 40/60 Allocation Fund (the “Fund”) will be dissolved. Effective on or about September 12, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after July 1, 2025, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of June 30, 2025 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
Effective on and after July 1, 2025, any contingent deferred sales charges on the redemption of Fund shares will be waived.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TGTALLPRO-25-03
40/60ALLOC-25-02

MASSMUTUAL FUNDS
MassMutual 60/40 Allocation Fund
Supplement dated March 24, 2025 to the
Prospectus dated February 1, 2025 and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual 60/40 Allocation Fund (the “Fund”) will be dissolved. Effective on or about September 12, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after July 1, 2025, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of June 30, 2025 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
Effective on and after July 1, 2025, any contingent deferred sales charges on the redemption of Fund shares will be waived.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TGTALLPRO-25-04
60/40ALLOC-25-02

MASSMUTUAL FUNDS
MassMutual 80/20 Allocation Fund
Supplement dated March 24, 2025 to the
Prospectus dated February 1, 2025 and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual 80/20 Allocation Fund (the “Fund”) will be dissolved. Effective on or about September 12, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after July 1, 2025, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of June 30, 2025 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
Effective on and after July 1, 2025, any contingent deferred sales charges on the redemption of Fund shares will be waived.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TGTALLPRO-25-05
80/20ALLOC-25-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
Supplement dated March 24, 2025 to the
Prospectus dated February 1, 2025 and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual Select T. Rowe Price Retirement Balanced Fund (the “Fund”) will be dissolved. Effective on or about September 12, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after July 1, 2025, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of June 30, 2025 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TRTDPRO-25-02
TRBAL-25-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement 2005 Fund
Supplement dated March 24, 2025 to the
Prospectus dated February 1, 2025 and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual Select T. Rowe Price Retirement 2005 Fund (the “Fund”) will be dissolved. Effective on or about September 12, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after July 1, 2025, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of June 30, 2025 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TRTDPRO-25-03
TR2005-25-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement 2010 Fund
Supplement dated March 24, 2025 to the
Prospectus dated February 1, 2025 and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual Select T. Rowe Price Retirement 2010 Fund (the “Fund”) will be dissolved. Effective on or about September 12, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after July 1, 2025, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of June 30, 2025 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TRTDPRO-25-04
TR2010-25-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement 2015 Fund
Supplement dated March 24, 2025 to the
Prospectus dated February 1, 2025 and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual Select T. Rowe Price Retirement 2015 Fund (the “Fund”) will be dissolved. Effective on or about September 12, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after July 1, 2025, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of June 30, 2025 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TRTDPRO-25-05
TR2015-25-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement 2020 Fund
Supplement dated March 24, 2025 to the
Prospectus dated February 1, 2025 and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual Select T. Rowe Price Retirement 2020 Fund (the “Fund”) will be dissolved. Effective on or about September 12, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after July 1, 2025, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of June 30, 2025 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TRTDPRO-25-06
TR2020-25-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement 2025 Fund
Supplement dated March 24, 2025 to the
Prospectus dated February 1, 2025 and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual Select T. Rowe Price Retirement 2025 Fund (the “Fund”) will be dissolved. Effective on or about September 12, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after July 1, 2025, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of June 30, 2025 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TRTDPRO-25-07
TR2025-25-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement 2030 Fund
Supplement dated March 24, 2025 to the
Prospectus dated February 1, 2025 and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual Select T. Rowe Price Retirement 2030 Fund (the “Fund”) will be dissolved. Effective on or about September 12, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after July 1, 2025, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of June 30, 2025 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TRTDPRO-25-08
TR2030-25-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement 2035 Fund
Supplement dated March 24, 2025 to the
Prospectus dated February 1, 2025 and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual Select T. Rowe Price Retirement 2035 Fund (the “Fund”) will be dissolved. Effective on or about September 12, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after July 1, 2025, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of June 30, 2025 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TRTDPRO-25-09
TR2035-25-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement 2040 Fund
Supplement dated March 24, 2025 to the
Prospectus dated February 1, 2025 and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual Select T. Rowe Price Retirement 2040 Fund (the “Fund”) will be dissolved. Effective on or about September 12, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after July 1, 2025, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of June 30, 2025 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TRTDPRO-25-10
TR2040-25-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement 2045 Fund
Supplement dated March 24, 2025 to the
Prospectus dated February 1, 2025 and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual Select T. Rowe Price Retirement 2045 Fund (the “Fund”) will be dissolved. Effective on or about September 12, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after July 1, 2025, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of June 30, 2025 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TRTDPRO-25-11
TR2045-25-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement 2050 Fund
Supplement dated March 24, 2025 to the
Prospectus dated February 1, 2025 and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual Select T. Rowe Price Retirement 2050 Fund (the “Fund”) will be dissolved. Effective on or about September 12, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after July 1, 2025, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of June 30, 2025 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TRTDPRO-25-12
TR2050-25-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement 2055 Fund
Supplement dated March 24, 2025 to the
Prospectus dated February 1, 2025 and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual Select T. Rowe Price Retirement 2055 Fund (the “Fund”) will be dissolved. Effective on or about September 12, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after July 1, 2025, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of June 30, 2025 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TRTDPRO-25-13
TR2055-25-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement 2060 Fund
Supplement dated March 24, 2025 to the
Prospectus dated February 1, 2025 and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual Select T. Rowe Price Retirement 2060 Fund (the “Fund”) will be dissolved. Effective on or about September 12, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after July 1, 2025, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of June 30, 2025 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TRTDPRO-25-14
TR2060-25-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement 2065 Fund
Supplement dated March 24, 2025 to the
Prospectus dated February 1, 2025 and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual Select T. Rowe Price Retirement 2065 Fund (the “Fund”) will be dissolved. Effective on or about September 12, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after July 1, 2025, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of June 30, 2025 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TRTDPRO-25-15
TR2065-25-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Bond Asset Fund
MassMutual Select T. Rowe Price Large Cap Blend Fund
MassMutual Select T. Rowe Price Real Assets Fund
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
Supplement dated March 24, 2025 to the
Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that each of the MassMutual Select T. Rowe Price Bond Asset Fund, MassMutual Select T. Rowe Price Large Cap Blend Fund, MassMutual Select T. Rowe Price Real Assets Fund, and MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (each, a “Fund”) will be dissolved. Effective on or about September 12, 2025 (the “Termination Date”), shareholders of Class I shares of each Fund will receive proceeds in proportion to the number of Class I shares held by each of them on the Termination Date.
Please note that prior to the Termination Date, each Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
UNDPRO-25-03